Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed prior to the date of effectiveness of this Registration Statement under the Securities Act solely for the purpose of furnishing corrected Exhibit 101.1, in order to correct errors in the Interactive Data Files that were furnished as Exhibit 101.1 to the Registration Statement, as originally filed August 20, 2013.
Document Period End Date	Jun. 30, 2013
Trading Symbol	GABC
Entity Registrant Name	GERMAN AMERICAN BANCORP, INC.
Entity Central Index Key	0000714395
Entity Filer Category	Accelerated Filer